UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification
(unaudited)
As a percentage of net assets as of December 31, 2013
Bonds
Corporate bonds
Automobiles	0.89%
Building products	0.08
Capital markets	6.14
Chemicals	1.98
Commercial banks	13.43
Commercial services & supplies	0.72
Communications equipment	0.40
Computers & peripherals	0.77
Consumer finance	2.98
Diversified financial services	11.36
Diversified telecommunication services	2.21
Electric utilities	0.76
Electronic equipment, instruments &
components	1.05
Energy equipment & services	1.14
Food & staples retailing	0.55
Gas utilities	0.60
Health care providers & services	0.47
Hotels, restaurants & leisure	0.48
Insurance	6.69
Leisure equipment & products	0.15
Life sciences tools & services	0.11
Machinery	1.28
Media	2.62
Metals & mining	3.65
Office electronics	0.45
Oil, gas & consumable fuels	9.48
Paper & forest products	1.21
Pharmaceuticals	0.09
Real estate investment trust (REIT)	0.68
Tobacco	2.36
Trading companies & distributors	1.47
Wireless telecommunication services	0.49
Total corporate bonds	76.74%
Asset-backed security	0.21
Commercial mortgage-backed securities	6.69
Mortgage & agency debt securities	4.08
Municipal bonds	5.72
US government obligation	1.62
Non-US government obligations	1.38
Total bonds	96.44%
Common stock	0.05
Preferred stock	0.09
Short-term investments	2.56
Total investments	99.14%
Cash and other assets, less liabilities	0.86
Net assets	100.00%

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Bonds: 96.44%
Corporate bonds: 76.74%
Brazil: 2.22%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$1,400,000	$1,295,000
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,130,000	1,125,344
6.875%, due 01/20/40	675,000	634,858
Total Brazil corporate bonds		3,055,202
Canada: 0.47%
EnCana Corp.,
6.625%, due 08/15/37	250,000	276,499
Teck Resources Ltd.,
6.250%, due 07/15/41	375,000	373,286
Total Canada corporate bonds		649,785
Cayman Islands: 2.94%
Seagate HDD Cayman,
3.750%, due 11/15/18[1]	1,050,000	1,061,812
Transocean, Inc.,
3.800%, due 10/15/22	340,000	322,261
6.800%, due 03/15/38	535,000	595,462
7.500%, due 04/15/31	575,000	657,175
Vale Overseas Ltd.,
4.375%, due 01/11/22	1,465,000	1,424,713
Total Cayman Islands corporate bonds		4,061,423
China: 0.20%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]	280,000	279,300
Curacao: 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	125,000	122,602
France: 0.58%
Orange SA,
8.750%, due 03/01/31	575,000	793,888
Luxembourg: 0.63%
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	500,000	551,250
Telecom Italia Capital SA,
6.375%, due 11/15/33	350,000	316,750
Total Luxembourg corporate bonds		868,000
Mexico: 1.78%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	680,587
Petroleos Mexicanos,
3.500%, due 07/18/18	685,000	703,838
3.500%, due 01/30/23	700,000	640,500
6.500%, due 06/02/41	410,000	427,425
Total Mexico corporate bonds		2,452,350
Netherlands: 2.58%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	625,000	789,181
EDP Finance BV,
4.900%, due 10/01/19[1]	1,000,000	1,017,500
6.000%, due 02/02/18[1]	350,000	375,288
LyondellBasell Industries NV,
6.000%, due 11/15/21	1,200,000	1,380,134
Total Netherlands corporate bonds		3,562,103

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Corporate bonds–(Continued)
Norway: 1.62%
Eksportfinans ASA,
5.500%, due 05/25/16	$620,000	$654,100
5.500%, due 06/26/17	1,500,000	1,581,750
Total Norway corporate bonds		2,235,850
Singapore: 0.21%
Flextronics International Ltd.,
5.000%, due 02/15/23	300,000	281,400
South Africa: 0.29%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	430,000	403,125
Spain: 2.01%
BBVA US Senior SAU,
4.664%, due 10/09/15	1,700,000	1,787,173
Telefonica Emisiones SAU,
3.192%, due 04/27/18	970,000	987,864
Total Spain corporate bonds		2,775,037
Sweden: 0.92%
Nordea Bank AB,
4.875%, due 05/13/21[1]	1,230,000	1,271,355
United Kingdom: 5.53%
Barclays Bank PLC,
2.750%, due 02/23/15	350,000	357,906
5.140%, due 10/14/20	760,000	809,303
6.050%, due 12/04/17[1]	1,500,000	1,676,974
Lloyds TSB Bank PLC,
6.500%, due 09/14/20[1]	2,300,000	2,614,502
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23	1,760,000	1,774,249
Sinopec Group Overseas Development
2013 Ltd.,
2.500%, due 10/17/18[1]	400,000	395,020
Total United Kingdom corporate bonds		7,627,954
United States: 54.67%
21st Century Fox America, Inc.,
7.750%, due 12/01/45	350,000	442,261
ADT Corp.,
3.500%, due 07/15/22	1,140,000	992,315
AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	571,735
Allstate Corp.,
5.750%, due 08/15/53[2]	1,000,000	1,007,500
Ally Financial, Inc.,
4.078%, due 06/15/15[3]	1,150,000	1,104,000
8.300%, due 02/12/15	550,000	591,250
Altria Group, Inc.,
4.000%, due 01/31/24	750,000	733,060
9.700%, due 11/10/18	658,000	864,870
American International Group, Inc.,
5.850%, due 01/16/18	785,000	900,434
Anadarko Holding Co.,
7.500%, due 10/15/26	1,354,000	1,552,219
AT&T, Inc.,
4.300%, due 12/15/42	26,000	22,054
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	181,369

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Corporate bonds–(Continued)
Bank of America Corp.,
1.281%, due 01/15/19[2]	$1,000,000	$1,007,816
Barrick North America Finance LLC,
5.750%, due 05/01/43	750,000	674,403
Boston Properties LP, REIT,
3.800%, due 02/01/24	430,000	412,354
Case New Holland, Inc.,
7.875%, due 12/01/17	1,500,000	1,770,000
CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	178,000
Citigroup, Inc.,
Series D, 5.350%, due 05/15/23[2,4]	1,430,000	1,255,540
8.125%, due 07/15/39	1,435,000	2,012,857
DISH DBS Corp.,
7.875%, due 09/01/19	1,300,000	1,488,500
Dow Chemical Co.,
8.550%, due 05/15/19	222,000	286,645
El Paso Corp.
7.250%, due 06/01/18	300,000	342,492
Energy Transfer Partners LP,
5.200%, due 02/01/22	500,000	526,397
9.000%, due 04/15/19	900,000	1,137,490
ERP Operating LP, REIT,
4.750%, due 07/15/20	485,000	522,903
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	700,000	726,015
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,224,668
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	675,000	844,054
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	200,000	190,080
General Electric Capital Corp.,
0.618%, due 05/05/26[2]	1,000,000	903,226
Series C, 5.250%, due 06/15/23[2,4]	1,650,000	1,551,000
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]	850,000	902,062
Genworth Holdings, Inc.,
7.625%, due 09/24/21	900,000	1,070,995
Georgia-Pacific LLC,
8.000%, due 01/15/24	1,300,000	1,673,148
Glencore Funding LLC,
1.396%, due 05/27/16[1,2]	1,000,000	995,321
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	1,355,000	1,525,307
6.750%, due 10/01/37	570,000	634,151
Harris Corp.,
6.375%, due 06/15/19	200,000	231,565
Hasbro, Inc.,
6.350%, due 03/15/40	200,000	210,670
HCA, Inc.,
7.875%, due 02/15/20	600,000	644,250
HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	269,808
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	1,750,000	2,025,625

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Corporate bonds–(Continued)
JPMorgan Chase & Co.,
3.375%, due 05/01/23	$360,000	$335,520
3.700%, due 01/20/15	1,882,000	1,940,726
Series 1, 7.900%, due 04/30/18[2,4]	3,000,000	3,307,500
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	727,881
6.500%, due 09/01/39	75,000	82,225
Kroger Co.,
6.900%, due 04/15/38	650,000	757,048
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	1,000,000	965,531
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	155,118
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	394,092
Merrill Lynch & Co., Inc.,
1.003%, due 09/15/26[2]	1,000,000	860,323
6.875%, due 04/25/18	1,000,000	1,182,368
7.750%, due 05/14/38	1,000,000	1,291,065
MetLife, Inc.,
6.400%, due 12/15/36	1,130,000	1,161,075
Monongahela Power Co.,
4.100%, due 04/15/24[1]	275,000	274,869
Morgan Stanley,
4.100%, due 05/22/23	1,000,000	967,751
Series F, 5.625%, due 09/23/19	1,175,000	1,335,606
7.300%, due 05/13/19	560,000	680,069
Motorola Solutions, Inc.,
3.500%, due 03/01/23	350,000	323,801
NextEra Energy Capital Holdings, Inc.,
6.650%, due 06/15/67[2]	200,000	204,000
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	269,649
Owens Corning,
6.500%, due 12/01/16	97,000	107,640
Phillips 66,
4.300%, due 04/01/22	225,000	228,649
Plains Exploration & Production Co.,
6.500%, due 11/15/20	830,000	916,635
6.875%, due 02/15/23	950,000	1,059,250
PNC Financial Services Group, Inc.,
4.459%, due 02/21/14[2,4]	1,000,000	997,500
Series R, 4.850%, due 06/01/23[2,4]	1,000,000	895,500
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	2,305,000	2,230,087
Series B, 5.750%, due 07/15/33	40,000	42,960
Regions Bank,
7.500%, due 05/15/18	1,850,000	2,189,079
Reynolds American, Inc.,
6.150%, due 09/15/43	100,000	107,985
7.250%, due 06/15/37	1,325,000	1,551,538
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	1,090,000	1,159,488
SLM Corp.,
3.875%, due 09/10/15	650,000	671,937
Southern Copper Corp.,
3.500%, due 11/08/22	800,000	733,288
6.750%, due 04/16/40	250,000	241,270

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Corporate bonds–(Concluded)
Southern Natural Gas Co.,
8.000%, due 03/01/32	$430,000	$549,829
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	188,500
SunTrust Bank,
7.250%, due 03/15/18	495,000	582,410
Tesoro Corp.,
9.750%, due 06/01/19	370,000	400,525
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	598,308
8.750%, due 02/14/19	910,000	1,085,486
US Bancorp,
2.950%, due 07/15/22	150,000	139,369
Valero Energy Corp.,
7.500%, due 04/15/32	465,000	565,545
Valspar Corp.,
4.200%, due 01/15/22	275,000	271,203
Wells Fargo & Co.,
1.250%, due 02/13/15	958,000	965,909
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	459,960
Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	206,650
Williams Partners LP,
5.250%, due 03/15/20	500,000	546,737
6.300%, due 04/15/40	275,000	295,546
Wyndham Worldwide Corp.,
3.900%, due 03/01/23	710,000	668,796
Xerox Corp.,
6.350%, due 05/15/18	540,000	617,155
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,4]	750,000	737,813
Total United States corporate bonds		75,429,173
Total corporate bonds
(cost $104,258,465)		105,868,547
Asset-backed security: 0.21%
United States: 0.21%
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19
(cost $247,823)	247,823	284,996
Commercial mortgage-backed securities: 6.69%
United States: 6.69%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D,
7.443%, due 01/14/29[1]	440,000	488,647
BAMLL Commercial Mortgage
Securities Trust,
Series 2013-DSNY, Class E,
2.767%, due 09/15/26[1,2]	1,000,000	1,000,000
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.645%, due 04/10/49[2]	475,000	527,914
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.217%, due 08/15/26[1,2]	1,000,000	1,001,198

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Commercial mortgage-backed securities–
(Concluded)
Commercial Mortgage Pass Through
Certificates,
Series 2013-THL, Class D,
2.820%, due 06/08/30[1,2]	$1,500,000	$1,505,341
Series 2013-FL3, Class MMHP,
3.767%, due 10/13/28[1,2]	900,000	901,767
FREMF Mortgage Trust,
Series 2013-KF02, Class B,
3.165%, due 12/25/45[1,2]	799,395	807,523
GS Mortgage Securities Corp. II,
Series 2013-KYO, Class D,
2.768%, due 11/08/29[1,2]	515,000	511,823
Madison Avenue Trust,
Series 2013-650M, Class D,
4.034%, due 10/12/32[1,2]	500,000	486,211
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.804%, due 08/12/45[1,2]	1,000,000	1,092,333
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class C,
2.710%, due 03/18/28[1,2]	1,000,000	912,398
Total commercial mortgage-backed
securities
(cost $9,052,117)		9,235,155
Mortgage & agency debt securities: 4.08%
United States: 4.08%
Federal Home Loan Mortgage Corp.,[5]
5.000%, due 01/30/14	30,000	30,116
Federal Home Loan Mortgage Corp., Gold Pools,[5]
#E01127, 6.500%, due 02/01/17	19,278	20,399
Federal Home Loan Mortgage Corp.
REMIC, IO,[5]
3.500%, due 10/15/42	2,695,673	640,209
Federal National Mortgage Association
Pools,[5]
#AE1568, 4.000%, due 09/01/40	405,537	417,735
#688066, 5.500%, due 03/01/33	94,170	104,929
#793666, 5.500%, due 09/01/34	397,366	439,965
#802481, 5.500%, due 11/01/34	88,958	98,563
#596124, 6.000%, due 11/01/28	86,863	97,566
#253824, 7.000%, due 03/01/31	51,014	58,321
Federal National Mortgage Association REMIC, IO,[5]
Series 2013-15, Class IO,
2.500%, due 03/25/28	3,846,355	437,601
Series 2013-87, Class IW,
2.500%, due 06/25/28	5,599,963	630,580
Series 2013-64, Class LI,
3.000%, due 06/25/33	3,809,831	564,747
Series 2011-91, Class EI,
3.500%, due 08/25/26	3,589,797	440,723
Government National Mortgage Association Pools,
#781029, 6.500%, due 05/15/29	24,906	28,353

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Face amount	Value
Mortgage & agency debt securities–(Concluded)
Government National Mortgage Association, IO,
Series 2013-53, Class OI,
3.500%, due 04/20/43	$2,843,585	$534,504
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	967,879	922,137
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	164,555	167,426
Total mortgage & agency debt securities
(cost $5,580,327)		5,633,874
Municipal bonds: 5.72%
Illinois: 2.17%
State of Illinois, GO Bonds,
5.100%, due 06/01/33	1,350,000	1,257,930
5.665%, due 03/01/18	710,000	774,028
5.877%, due 03/01/19	885,000	963,243
		2,995,201
New Jersey: 3.31%
New Jersey Economic Development
Authority Revenue Bonds,
Series B, 7.300%, due 02/15/18[3]	140,000	4,372,050
New Jersey State Turnpike Authority
Revenue Bonds,
Series F, 7.414%, due 01/01/40	140,000	186,543
		4,558,593
Tennessee: 0.24%
Metropolitan Government of Nashville &
Davidson County Convention Center
Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	332,544
Total municipal bonds
(cost $7,090,471)		7,886,338
US government obligation: 1.62%
US Treasury Note,
1.250%, due 09/30/15
(cost $2,235,748)	2,200,000	2,235,664
Non-US government obligations: 1.38%
Brazil: 1.38%
Banco Nacional de Desenvolvimento
Economico e Social,
3.375%, due 09/26/16[1]	750,000	757,500
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,147,500
Total Non-US government obligations
(cost $1,791,361)		1,905,000
Total bonds
(cost $130,256,312)		133,049,574

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

	Shares	Value
Common stock: 0.05%
United States: 0.05%
WMI Holdings Corp.*
(cost $14,157)	25,741	$72,590
Preferred stocks: 0.09%
United States: 0.09%
Ally Financial, Inc.,
7.000%, due 02/05/14[1,4]	42	40,114
JPMorgan Chase & Co.,
5.450%, due 03/01/18[4]	4,000	81,120
Total preferred stocks
(cost $136,713)		121,234

Short-term investments: 2.56%
Investment company: 1.84%
UBS Cash Management Prime
Relationship Fund[6]
(cost $2,531,753)	2,531,753	2,531,753
Commercial paper: 0.72%
Sinopec Century Bright Capital
Investment Ltd.,
0.300%, due 01/10/14[7,8]
(cost $999,925)	1,000,000	999,917
Total short-term investments
(cost $3,531,678)		3,531,670
Total investments: 99.14%
(cost $133,938,860)[9]		136,775,068
Cash and other assets, less liabilities: 0.86%		1,190,658
Net assets: 100.00%		$137,965,726

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$4,445,216
Gross unrealized depreciation	(1,609,008)
Net unrealized appreciation of investments	$2,836,208

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$–	$105,868,547	$–	$105,868,547
Asset-backed security	–	284,996	–	284,996
Commercial mortgage-backed securities	–	7,333,388	1,901,767	9,235,155
Mortgage & agency debt securities	–	5,633,874	–	5,633,874
Municipal bonds	–	7,886,338	–	7,886,338
US government obligation	–	2,235,664	–	2,235,664
Non-US government obligations	–	1,905,000	–	1,905,000
Common stock	72,590	–	–	72,590
Preferred stocks	81,120	40,114	–	121,234
Short-term investments	–	3,531,670	–	3,531,670
Total	$153,710	$134,719,591	$1,901,767	$136,775,068

At December 31, 2013, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Commercial mortgage-backed securities	Total
Assets
Beginning balance	$-	$-
Purchases	1,900,000	1,900,000
Issuances	-	-
Sales	-	-
Accrued discounts (premiums)	-	-
Total realized gain	-	-
Change in net unrealized appreciation (depreciation)	1,767	1,767
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$1,901,767	$1,901,767

The change in net unrealized appreciation relating to the Level 3 investments held at December 31, 2013 was $1,767.

Portfolio footnotes
* Non-income producing security.
[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of these securities amounted to $26,997,775 or 19.57% of net assets.
[2] Variable or floating rate security — The interest rate shown is the current rate as of December 31, 2013 and changes periodically.
[3] Rate shown reflects annualized yield at December 31, 2013 on zero coupon bond.
[4] This security is subject to perpetual call and may be called in full or partially on or anytime after the next call date. Date shown reflects the next call date.
5 On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[6] The table below details the Fund's investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 09/30/13	Purchases during the three months ended 12/31/13	Sales during the three months ended 12/31/13	Value 12/31/13	Net income earned from affiliate for the three months ended 12/31/13
UBS Cash Management Prime Relationship Fund	$3,063,384	$14,974,074	$15,505,705	$2,531,753	$959

[7] Rate shown is the discount rate at date of purchase.
[8] Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of these securities amounted to $999,917 or 0.72% of net assets.

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2013 (unaudited)

9 The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in nonregistered investment companies are also valued at the daily net asset value.

Portfolio acronyms
GO	General Obligation
GS	Goldman Sachs
GSR	Goldman Sachs Residential
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
REIT	Real estate investment trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	February 28, 2014